Annual Total Returns[BarChart] - UltraBear ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.71%)	(32.00%)	(45.95%)	(26.52%)	(10.02%)	(24.78%)	(32.58%)	4.20%	(42.03%)	(51.10%)